Stockholders' Equity - Option pricing model (Details) - Stock option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.29	$ 2.54	$ 2.96
Expected volatility	41.00%	38.00%	37.00%
Expected term (years)	5 years 6 months 18 days	5 years 9 months 18 days	5 years 7 months 24 days
Risk free interest rate	0.26%	1.58%	2.47%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2.55	$ 2.55	$ 3.07
Expected volatility	46.00%	39.00%	39.00%
Expected term (years)	6 years 25 days	6 years 1 month 2 days	6 years 3 months
Risk free interest rate	1.17%	2.35%	3.04%